UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc. (Formerly, BlackRock Global Emerging Markets Fund, Inc.)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Emerging Markets Fund, Inc.
(fka BlackRock Global Emerging Markets Fund, Inc.)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 12.1%
BM&FBOVESPA SA	1,045,088	$6,573,670
Cia de Concessoes Rodoviarias	802,079	5,582,235
Cia Energetica de Minas Gerais - ADR	310,861	6,291,827
Itau Unibanco Holdings SA - ADR	604,710	12,070,012
Porto Seguro SA	361,714	4,299,908
Vale SA, Preference ‘A’ Shares - ADR	835,294	20,222,468
		55,040,120
Chile — 1.9%
E.CL SA	1,386,373	4,000,346
Empresa Nacional de Telecomunicaciones SA	252,467	4,622,057
		8,622,403
China — 14.2%
Air China Ltd.	6,668,000	5,309,330
Bank of China Ltd.	21,241,200	9,105,130
China Life Insurance Co. Ltd. - ADR	196,872	8,650,556
China Mobile Ltd. - ADR	165,720	8,464,977
China Rongsheng Heavy Industry Group Co. Ltd.	10,673,000	3,338,623
China Shenhua Energy Co. Ltd.	929,000	4,079,962
CNOOC Ltd.	3,901,000	7,947,122
CNOOC Ltd. - ADR	16,687	3,394,136
Intime Department Store Group Co. Ltd.	3,830,000	4,644,208
Li Ning Co. Ltd.	4,539,000	4,687,859
Yanzhou Coal Mining Co. Ltd.	2,058,000	4,910,642
		64,532,545
Czech Republic — 1.4%
CEZ AS	157,414	6,358,683
Egypt — 1.0%
Orascom Telecom Holding SAE - ADR	9,197,259	2,814,371
Orascom Telecom Holding SAE - ADR	1,734,840	1,597,140
		4,411,511
Hong Kong — 2.4%
China Merchants Holdings International Co. Ltd.	1,838,000	6,104,179
Geely Automobile Holdings Ltd.	16,065,000	4,741,995
		10,846,174
Hungary — 0.6%
Mol Magyar Olaj- es Gazipari Rt. (a)	31,792	2,663,396
India — 4.0%
Cipla Ltd.	306,000	2,165,147
Infosys Technologies Ltd. - ADR	158,100	8,693,919
Tata Motors Ltd. - ADR	195,700	4,712,456
United Phosphorus Ltd.	446,436	1,330,533
Yes Bank Ltd.	172,312	1,148,318
		18,050,373

Common Stocks	Shares	Value
Kazakhstan — 1.9%
KazMunaiGas Exploration Production - GDR	531,182	$8,391,072
Malaysia — 2.0%
Malayan Banking Bhd	3,297,600	8,893,687
Mexico — 6.5%
America Movil SA de CV - ADR	687,402	15,954,600
Fomento Economico Mexicano SA de CV - ADR	89,467	6,309,213
Genomma Lab Internacional SA de CV (a)	314,109	689,232
Grupo Financiero Banorte SA de CV ‘O’ (a)	1,480,718	5,907,376
Urbi Desarrollos Urbanos SAB SA de CV (a)	346,233	493,818
		29,354,239
Panama — 1.7%
Copa Holdings SA, Class A	111,507	7,598,087
Russia — 5.0%
IDGC Holding JSC (a)	30,768,803	57,703
Mechel - ADR	219,972	2,439,490
OAO Gazprom - ADR	808,785	9,745,859
Sberbank - ADR	227,188	2,726,256
Sberbank - ADR	279,069	3,350,596
VimpelCom Ltd. - ADR	397,300	4,235,218
		22,555,122
Singapore — 2.0%
Indofood Agri Resources Ltd. (a)	2,500,000	2,860,820
Sakari Resources Ltd.	3,272,000	6,089,619
		8,950,439
South Africa — 6.3%
African Bank Investments Ltd.	1,974,000	9,194,616
Aveng Ltd.	417,753	1,851,765
The Foschini Group Ltd.	337,271	4,681,093
MTN Group Ltd.	366,401	6,233,881
Standard Bank Group Ltd.	496,643	6,791,135
		28,752,490
South Korea — 10.5%
Green Cross Corp.	2,207	280,639
Hyundai Heavy Industries Co. Ltd.	18,676	5,170,590
Kangwon Land, Inc.	240,490	5,635,037
Korea Electric Power Corp. (a)	174,780	4,343,311
LG Chem Ltd.	20,981	6,965,291
OCI Co. Ltd.	24,977	5,801,269
Samsung Electronics Co. Ltd.	19,825	19,521,352
		47,717,489
Taiwan — 10.5%
Acer, Inc.	4,193,000	5,861,772
E Ink Holdings, Inc.	2,562,000	3,638,577
Hon Hai Precision Industry Co. Ltd.	1,469,000	4,737,478
HTC Corp.	86,000	1,414,201

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2012	1
(FKA BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.)

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.
(fka BlackRock Global Emerging Markets Fund, Inc.)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
King Yuan Electronics Co. Ltd.	5,371,000	$2,088,828
Mega Financial Holding Co. Ltd.	12,155,400	8,333,638
Quanta Computer, Inc.	2,561,000	5,479,281
Taiwan Semiconductor Manufacturing Co. Ltd.	2,839,000	7,531,487
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	604,278	8,508,234
		47,593,496
Thailand — 1.7%
Banpu Public Co. Ltd.	116,000	2,206,437
Thai Oil Public Co. Ltd.	2,698,900	5,587,348
		7,793,785
Turkey — 1.3%
Koza Altin Isletmeleri AS	326,706	5,791,845
United Arab Emirates — 0.6%
First Gulf Bank PJSC	603,899	2,815,576
Total Common Stocks – 87.6%		396,732,532

Participation Notes
India — 3.2%
Citigroup Global Markets Holdings, Inc.:
(United Phosphorus Ltd.), due 10/24/12	603,549	1,798,784
(Yes Bank Ltd.), due 10/24/12	311,451	2,075,565
Deutsche Bank AG, (Axis Bank), due 8/17/17	150,000	3,253,522
JPMorgan Structured Products BV, (United Phosphorus Ltd.), due 8/18/16	398,223	1,186,842
Morgan Stanley Asia Products Ltd., (ITC Ltd.), due 7/03/14	1,103,374	4,545,720
UBS AG, (Yes Bank Ltd.), due 9/16/14	272,568	1,816,442
		14,676,875
Nigeria — 1.2%
Deutsche Bank AG, (Zenith Bank Plc), due 4/04/18	71,650,879	5,538,613
Qatar — 1.5%
Deutsche Bank AG, (Commercial Bank of Qatar QSC), due 5/26/17	304,581	6,923,344
Saudi Arabia — 0.6%
HSBC Bank Plc, (SA Amiantit Co.), due 9/03/12	622,990	2,925,018

Participation Notes	Shares	Value
Switzerland — 0.9%
UBS AG, (Cipla Ltd.), due 8/05/14	548,531	$3,881,212
United States — 0.9%
HSBC Bank Plc, (Aothiam AB), due 8/13/14	161,325	3,882,579
Total Participation Notes – 8.3%		37,827,641
Total Long-Term Investments (Cost – $406,354,303) – 95.9%		434,560,173

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	12,239,824	12,239,824
Total Short-Term Securities (Cost – $12,239,824) – 2.7%		12,239,824
Total Investments (Cost - $418,594,127*) 98.6%		446,799,997
Other Assets Less Liabilities – 1.4%		6,263,235
Net Assets – 100.0%		$453,063,232

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$425,955,093
Gross unrealized appreciation	$39,139,163
Gross unrealized depreciation	(18,294,259)
Net unrealized appreciation	$20,844,904

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,520,217	(1,280,393)	12,239,824	$4,828

(c)	Represents the current yield as of report date.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2012	2
(FKA BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.)

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.
(fka BlackRock Global Emerging Markets Fund, Inc.)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AED	United Arab Emirates Dirhams
BRL	Brazilian Real
FKA	Formerly Known As
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	US Dollar
ZAR	South African Rand

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,455	BRL	123,551	Brown Brothers Harriman & Co.	2/02/12	$(258)
USD	1,628,503	AED	5,981,491	JPMorgan Securities, Inc.	2/02/12	44
USD	240,569	HKD	1,865,901	JPMorgan Securities, Inc.	2/02/12	(28)
USD	3,236,883	ZAR	25,202,760	State Street Global Markets, LLC	2/02/12	14,477
USD	437,109	ZAR	3,396,425	Deutsche Bank Securities, Inc.	2/03/12	2,845
Total						$17,080

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2012	3
(FKA BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.)

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.
(fka BlackRock Global Emerging Markets Fund, Inc.)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$55,040,120	—	—	$55,040,120
Chile	8,622,403	—	—	8,622,403
China	20,509,669	$44,022,876	—	64,532,545
Czech
Republic	6,358,683	—	—	6,358,683
Egypt	4,411,511	—	—	4,411,511
Hong Kong	—	10,846,174	—	10,846,174
Hungary	—	2,663,396	—	2,663,396
India	13,406,375	4,643,998	—	18,050,373
Kazakhstan	—	8,391,072	—	8,391,072
Malaysia	—	8,893,687	—	8,893,687
Mexico	29,354,239	—	—	29,354,239
Panama	7,598,087	—	—	7,598,087
Russia	22,497,419	57,703	—	22,555,122
Singapore	—	8,950,439	—	8,950,439
South Africa	—	28,752,490	—	28,752,490
South Korea	—	47,717,489	—	47,717,489
Taiwan	8,508,234	39,085,262	—	47,593,496
Thailand	—	7,793,785	—	7,793,785

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2012	4
(FKA BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.)

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.
(fka BlackRock Global Emerging Markets Fund, Inc.)

Turkey	5,791,845	—	—	5,791,845
United Arab
Emirates	—	2,815,576	—	2,815,576
Participation Notes:
India	—	14,676,875	—	14,676,875
Nigeria	—	5,538,613	—	5,538,613
Qatar	—	6,923,344	—	6,923,344
Saudi Arabia	—	2,925,018	—	2,925,018
Switzerland	—	3,881,212	—	3,881,212
United States	—	3,882,579	—	3,882,579
Short-Term
Securities	12,239,824	—	—	12,239,824
Total	$194,338,409	$252,461,588	—	$446,799,997

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$17,366	—	$17,366
Liabilities:
Foreign currency exchange contracts	—	(286)	—	(286)
Total	—	$17,080	—	$17,080

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2012	5
(FKA BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.)

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2012